Share Capital - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable preference shares, quarterly installments	12
Minimum redemption installment	$ 5,000
Number of shares redeemed	63
Redemption price per share	$ 48
Redemption amount	3,024
Class A Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding	6,188,088
Exercise Price of Warrants	$ 9.25
Public Warrants [Member]
Class of Stock [Line Items]
Total proceeds from exercise of public warrants	$ 3,027	$ 3,027
Class A Common Stock [Member]
Class of Stock [Line Items]
Required Class A common shares dividend per quarter	$ 0.23
Possible future conversion basis for Class B common shares to Class A common shares	One-for-one